Investments in Associates - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2023	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Currency translation differences reclassified to net income			$ 0	$ 149,473,000
Sandbox Royalties Corp.
Disclosure of associates [line items]
Percentage reported of associate			100.00%
Sandbox Royalties Corp. | Non Diluted Basis
Disclosure of associates [line items]
Ownership interest in associate			34.00%
Horizon Copper Corp.
Disclosure of associates [line items]
Ownership interest in associate	34.00%	34.00%
Percentage reported of associate			100.00%
Market value of investments			$ 13,900,000
Horizon Copper Corp. | Non Diluted Basis
Disclosure of associates [line items]
Ownership interest in associate			34.00%
Horizon Copper Corp. | Horizon Copper Corp Facility Due August 31, 2032
Disclosure of associates [line items]
Face value, maximum			$ 150,000,000
Maximum percentage of equity interest holding			34.00%
Payments for financial assets			$ 0
Horizon Copper Corp. | Artmin
Disclosure of associates [line items]
Percentage of value of project finder's fee			1.00%
Horizon Copper Corp. | Bottom of range | Horizon Copper Corp Facility Due August 31, 2032
Disclosure of associates [line items]
Adjustment to interest rate			2.00%
Horizon Copper Corp. | Top of range | Horizon Copper Corp Facility Due August 31, 2032
Disclosure of associates [line items]
Adjustment to interest rate			3.50%
Hod Maden Interest
Disclosure of associates [line items]
Gains on disposal of associate		$ 24,900,000
Currency translation differences reclassified to net income		$ 149,500,000